Derivative Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Derivative Liabilities
Derivative Liabilities [Text Block]
10.	Derivative liabilities

The derivative liability is derived from the conversion features in note 9 and stock warrant in note 11. All were valued using the Binomial option pricing model using the assumptions detailed below. As of December 31, 2019 and June 30, 2019, the derivative liability was $3,259,345 and $2,991,953, respectively. The Company recorded $2,314,046 gain and $,3,661,383 loss from changes in derivative liability during the six months ended December 31, 2019 and 2018, respectively. The Binomial Option Price Model with the following assumption inputs:

December 31, 2019
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	1.51-2.09%
Expected volatility	121-153%

December 31, 2018
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	2.49-2.72%
Expected volatility	87-123%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2019	$2,991,953
Additions	3,538,927
Mark to Market	2,314,089
Reclassification to APIC due to conversions	(957,488)
Balance, December 31, 2019	$3,259,345

9. Derivative Liabilities

The derivative liability is derived from the conversion features in note 8 and stock warrant in note 10. All were valued using the weighted-average Binomial option pricing model using the assumptions detailed below. As of June 30, 2019 and 2018, the derivative liability was $2,991,953 and $3,069,616, respectively. The Company recorded $4,191,727 and $525,394 loss from changes in derivative liability during the year ended June 30, 2019 and 2018, respectively. The Binomial model with the following assumption inputs:

June 30, 2018
Annual Dividend Yield	—
Expected Life (Years)	0.15-1.00
Risk-Free Interest Rate	1.13%-2.06%
Expected Volatility	94%-212%

June 30, 2019
Annual Dividend Yield	—
Expected Life (Years)	0.50-1.00
Risk-Free Interest Rate	1.92-2.64%
Expected Volatility	87-150%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2018	$3,069,616
Additions	$3,217,870
Mark to Market	$4,040,238
Reclassification to APIC Due to Conversions	$(7,335,771)
Ending Balance, June 30, 2019	2,991,953